Inventories (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Inventories recognized as an expense	$ 75,100,000	$ 72,100,000	$ 84,800,000
Ore on leach pads and ore stockpiles write-down to net realizable value	1,700,000	8,500,000	40,600,000
Spare parts and supplies write-down net	$ 0	$ 0	$ 100,000